SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Machinery, Tooling & Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery, Tooling & Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Finance leases
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Building and Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years